Long-Term Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt

	December 31, 2019 $	December 31, 2018 $
U.S. Dollar-denominated Revolving Credit Facilities due through 2024	513,200	523,125
U.S. Dollar-denominated Term Loans due through 2032	1,357,236	1,388,107
U.S. Dollar-denominated Term Loan due through 2021	42,073	55,018
U.S. Dollar Bonds due through 2024	1,075,000	1,024,816
U.S. Dollar Non-Public Bonds due through 2027	241,145	141,158
Norwegian Krone Bonds due through 2019	—	9,953
Total principal	3,228,654	3,142,177
Less debt issuance costs and other	(49,704)	(44,435)
Total debt	3,178,950	3,097,742
Less current portion	(353,238)	(554,336)
Long-term portion	2,825,712	2,543,406

As at December 31, 2019, the Partnership had two revolving credit facilities (December 31, 2018 - two), which, as at such date, provided for total borrowings of up to $513.2 million (December 31, 2018 - $523.1 million) and were fully drawn (December 31, 2018 - fully drawn). The total amount available under the revolving credit facilities reduces by $73.6 million (2020), $73.6 million (2021), $103.6 million (2022), $53.6 million (2023) and $208.8 million (2024). One revolving credit facility is guaranteed by the Partnership for all outstanding amounts and contains covenants that require the Partnership to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) in an amount equal to the greater of $75.0 million and 5.0% of the Partnership’s total consolidated debt. The other revolving credit facility is guaranteed by subsidiaries of the Partnership, and contains covenants that require Teekay Shuttle Tankers L.L.C. (a wholly-owned subsidiary of the Partnership which was formed during 2017 to hold the Partnership’s shuttle tanker fleet) to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) in an amount equal to the greater of $35.0 million and 5.0% of Teekay Shuttle Tankers L.L.C.'s total consolidated debt, and a net debt to total capitalization ratio no greater than 75.0%. The revolving credit facilities are collateralized by first-priority mortgages granted on 17 (December 31, 2018 - 19) of the Partnership’s vessels, together with other related security.

As at December 31, 2019, the Partnership had term loans outstanding secured by three shuttle tankers, two FSO units, two FPSO units, ten towage and offshore installation vessels, four shuttle tanker newbuildings, and the Arendal Spirit UMS, which totaled $1.4 billion in the aggregate. (December 31, 2018 - secured by three shuttle tankers, two FSO units, three FPSO units, ten towage and offshore installation vessels, four shuttle tanker newbuildings, and the Arendal Spirit UMS, which totaled $1.4 billion). The term loans reduce over time with quarterly or semi-annual payments and have varying maturities through 2032. As at December 31, 2019, the Partnership or a subsidiary of the Partnership had guaranteed all of these term loans.

As at December 31, 2019, two of the Partnership’s 50%-owned subsidiaries had one outstanding term loan (December 31, 2018 - one), which totaled $42.1 million (December 31, 2018 - $55.0 million). The term loan reduces over time with quarterly payments and matures in 2021. The term loan is collateralized by first-priority mortgages on the two shuttle tankers to which the loan relates, together with other related security. As at December 31, 2019, a subsidiary of the Partnership guaranteed $21.0 million of the term loan, which represents its 50% share of the outstanding term loan, and the other owner had guaranteed the remaining $21.0 million of the term loan.

Interest payments on the revolving credit facilities and the term loans are based on LIBOR plus margins, except for $71.6 million of one tranche of the term loan for the towage and offshore installation vessels, which is fixed at 2.93% and $79.2 million of one tranche of the term loan for the shuttle tanker newbuildings, which is fixed at 4.55%. At December 31, 2019, the margins for variable rate facilities and loans ranged between 0.90% and 4.30%, (December 31, 2018, 0.90% and 4.30%). The weighted-average interest rate on the Partnership’s variable rate facilities and loans as at December 31, 2019 was 4.3% (December 31, 2018 – 5.1%). This rate does not include the effect of the Partnership’s interest rate swaps (see note 12), fixed rate facilities or variable rate bonds.

In October 2019, the Partnership's wholly-owned subsidiary Teekay Shuttle Tankers L.L.C. issued $125.0 million in senior unsecured green bonds in the Norwegian bond market that mature in October 2024. These bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on LIBOR plus a margin of 6.50%. As at December 31, 2019, the carrying amount of the bonds was $125.0 million (December 31, 2018 - nil).

In July 2018, the Partnership issued, in a U.S. private placement, $700.0 million of five-year senior unsecured bonds that mature in July 2023. The interest payments on the bonds are fixed at a rate of 8.50%. The bonds contain certain incurrence-based covenants. As at December 31, 2019, the carrying amount of the bonds was $700.0 million. Brookfield Business Partners L.P. and its institutional investors (or Brookfield) purchased $500.0 million of these bonds and as at December 31, 2019 held $423.6 million of these bonds (December 31, 2018 - $475.0 million) (see note 11k).

In August 2017, the Partnership's wholly-owned subsidiary Teekay Shuttle Tankers L.L.C. issued $250.0 million in senior unsecured bonds in the Norwegian bond market that mature in August 2022. These bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are fixed at a rate of 7.125%. As at December 31, 2019, the carrying amount of the bonds was $250.0 million (December 31, 2018 - $250.0 million).

In September 2019, the Partnership issued $120.0 million in senior bonds in a U.S. private placement that mature in September 2027. The interest payments on the bonds are fixed at a rate of 7.107%. The bonds are collateralized by certain related security and are guaranteed by the Partnership. The Partnership makes semi-annual repayments on the bonds and as at December 31, 2019, the carrying amount of the bonds was $119.0 million (December 31, 2018 - nil).

In February 2015, the Partnership issued $30.0 million in senior bonds in a U.S. private placement that mature in July 2024. The interest payments on the bonds are fixed at a rate of 4.27%. The bonds are collateralized by a first-priority mortgage on the Dampier Spirit FSO unit, together with other related security, and are guaranteed by subsidiaries of the Partnership. The Partnership makes semi-annual repayments on the bonds and as at December 31, 2019, the carrying amount of the bonds was $13.6 million (December 31, 2018 - $17.2 million).

In September 2013 and November 2013, the Partnership issued, in a U.S. private placement, a total of $174.2 million of ten-year senior bonds that mature in January 2024, to finance the Bossa Nova Spirit and Sertanejo Spirit shuttle tankers. The bonds accrue interest at a fixed combined rate of 4.96%. The bonds are collateralized by first-priority mortgages on the two vessels to which the bonds relate, together with other related security, and are guaranteed by subsidiaries of the Partnership. The Partnership makes semi-annual repayments on the bonds and as at December 31, 2019, the carrying amount of the bonds was $108.6 million (December 31, 2018 - $123.9 million).

The aggregate annual long-term debt principal repayments required to be made subsequent to December 31, 2019, are $354.4 million (2020), $315.7 million (2021), $577.7 million (2022), $1,113.3 million (2023), $453.2 million (2024), and $414.4 million (thereafter).

Certain of the Partnership’s revolving credit facilities, term loans and bonds contain covenants, debt-service coverage ratio (or DSCR) requirements and other restrictions typical of debt financing secured by vessels that restrict the ship-owning subsidiaries from, among other things: incurring or guaranteeing indebtedness; changing ownership or structure, including mergers, consolidations, liquidations and dissolutions; paying dividends or distributions if the Partnership is in default or does not meet minimum DSCR requirements; making capital expenditures in excess of specified levels; making certain negative pledges and granting certain liens; selling, transferring, assigning or conveying assets; making certain loans and investments; or entering into a new line of business. Obligations under the Partnership’s credit facilities are secured by certain vessels, and if the Partnership is unable to repay debt under the credit facilities, the lenders could seek to foreclose on those assets. The Partnership has two revolving credit facilities and seven term loans that require the Partnership to maintain vessel values to drawn principal balance ratios of a minimum range of 100% to 150%. Such requirement is assessed either on a semi-annual or annual basis, with reference to vessel valuations compiled by one or more agreed upon third parties. Should the ratio drop below the required amount, the lender may request the Partnership to either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Partnership's option. As at December 31, 2019, these hull covenant ratios were estimated to range from 126% to 501% and the Partnership was in compliance with the minimum ratios required. The vessel values used in calculating these ratios are the appraised values provided by third parties where available, or prepared by the Partnership based on second-hand sale and purchase market data. Changes in the shuttle tanker, towage, UMS, FSO unit or FPSO unit markets could negatively affect these ratios.

As at December 31, 2019, the Partnership was in compliance with all covenants related to the credit facilities and consolidated long-term debt.